T. ROWE PRICE Credit Opportunities Fund
February 28, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 17.2% (1)
Aerospace & Defense 0.4%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.724%,
4/6/26  62 60
Peraton, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/1/28  199 197
Peraton, FRN, 1M USD LIBOR + 7.75%, 8.50%, 2/1/29  140 141
398
Airlines 1.1%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 5.50%,
4/20/28  320 325
Air Canada, FRN, 1M USD LIBOR + 3.50%, 4.25%, 8/11/28  175 174
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27  505 527
United Airlines, FRN, 1M USD LIBOR + 3.75%, 4.50%, 4/21/28  114 113
1,139
Broadcasting 0.5%
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
3.799%, 8/21/26  304 298
NEP Group, FRN, 3M USD LIBOR + 7.00%, 7.209%, 10/19/26  195 189
487
Chemicals 0.2%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
8.50%, 11/24/28  160 159
159
Consumer Products 0.1%
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  76 76
76
Energy 1.0%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  525 523
BCP Raptor II, FRN, 3M USD LIBOR + 4.75%, 4.959%, 11/3/25  436 435
958
Financial 0.8%
EIG Management, FRN, 3M USD LIBOR + 3.75%, 4.50%, 2/24/25  193 192
Tegra118 Wealth Solutions, FRN, 1M USD LIBOR + 4.00%,
4.488%, 2/18/27  576 574
766
Food 0.7%
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%,
12/21/27 (2) 159 157
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%,
12/21/28 (3) 555 557
714

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Health Care 0.5%
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/1/27  238 237
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.25%, 3.459%,
4/21/27  266 261
498
Information Technology 2.4%
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 6.25%, 9/19/25  209 208
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 6.00%, 2/27/26  70 70
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28  205 204
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28  100 102
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24  248 246
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 6.459%, 2/23/29  265 263
Proofpoint, FRN, 1M USD LIBOR + 3.25%, 3.758%, 8/31/28  170 168
Proofpoint, FRN, 1M USD LIBOR + 6.25%, 6.758%, 8/31/29  75 75
RealPage, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/24/28  165 163
RealPage, FRN, 1M USD LIBOR + 6.25%, 7.25%, 4/23/29  510 514
Shutterfly, FRN, 1M USD LIBOR + 5.00%, 5.75%, 9/25/26  441 417
2,430
Manufacturing 0.9%
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.00%,
6.75%, 5/21/29 (3) 365 366
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
7.25%, 5/21/29  250 250
Madison IAQ, FRN, 1M USD LIBOR + 3.25%, 3.75%, 6/21/28  50 49
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 4.408%, 8/31/28  27 27
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 5.00%, 8/31/28  168 167
859
Restaurants 0.3%
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28  350 346
346
Satellites 0.4%
Intelsat Jackson Holdings, FRN, SOFR + 4.25%, 1/25/29 (3) 455 448
448
Services 4.3%
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 4.00%, 12/11/28  465 458
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 6.25%,
11/18/29 (3) 710 707
CoreLogic, FRN, 1M USD LIBOR + 6.25%, 7.00%, 6/4/29  220 218
EG Finco, FRN, 3M EURIBOR + 7.00%, 7.00%, 4/30/27 (EUR)  165 184
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 5.00%, 11/3/27  370 365
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.209%,
5/29/26  185 184
Staples, FRN, 3M USD LIBOR + 5.00%, 5.317%, 4/16/26  337 319

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UKG, FRN, 1M USD LIBOR + 5.25%, 5.75%, 5/3/27  1,850 1,840
4,275
Wireless Communications 3.6%
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.459%, 7/31/27  556 545
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.459%, 1/31/28  1,591 1,570
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.459%, 1/20/29  1,470 1,452
3,567
Total Bank Loans (Cost $17,166) 17,120
COMMON STOCKS 0.8%
Information Technology 0.1%
TE Connectivity  — 43
43
Metals & Mining 0.3%
Constellium (4) 16 307
307
Wireless Communications 0.4%
Crown Castle International, REIT  1 155
T-Mobile U.S. (4) 2 275
430
Total Common Stocks (Cost $525) 780
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  185 168
Total Convertible Bonds (Cost $164) 168
CONVERTIBLE PREFERRED STOCKS 2.8%
Energy 1.3%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $1,214 (5)(6) 1 1,292
1,292
Health Care 0.4%
Avantor, Series A, 6.25%, 5/15/22  4 444
444

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $167 (6) — 165
165
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  — 309
309
Utilities 0.6%
American Electric Power, 6.125%, 3/15/22  3 135
American Electric Power, 6.125%, 8/15/23  2 119
NextEra Energy, 5.279%, 3/1/23  7 355
609
Total Convertible Preferred Stocks (Cost $2,381) 2,819
CORPORATE BONDS 71.6%
Aerospace & Defense 0.8%
TransDigm, 6.25%, 3/15/26 (7) 360 370
TransDigm, 7.50%, 3/15/27  100 104
TransDigm, 8.00%, 12/15/25 (7) 275 286
760
Airlines 2.3%
Air Canada, 4.625%, 8/15/29 (CAD) (7) 125 96
American Airlines, 5.50%, 4/20/26 (7) 315 321
American Airlines, 5.75%, 4/20/29 (7) 350 359
American Airlines, 11.75%, 7/15/25 (7) 682 826
Delta Air Lines, 4.75%, 10/20/28 (7) 165 172
Delta Air Lines, 7.375%, 1/15/26  225 251
Mileage Plus Holdings, 6.50%, 6/20/27 (7) 130 137
United Airlines, 4.625%, 4/15/29 (7) 110 107
2,269
Automotive 5.9%
Clarios Global, 8.50%, 5/15/27 (7) 495 517
Ford Motor, 9.00%, 4/22/25  325 376
Ford Motor, 9.625%, 4/22/30  240 331
Ford Motor Credit, 5.125%, 6/16/25  275 286
Goodyear Tire & Rubber, 5.00%, 7/15/29 (7) 432 422
Goodyear Tire & Rubber, 5.25%, 7/15/31 (7) 220 213
Goodyear Tire & Rubber, 5.625%, 4/30/33  93 89
LCM Investments Holdings II, 4.875%, 5/1/29 (7) 235 223
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 6.625%,
10/15/26 (7) 1,890 1,914
Tenneco, 5.00%, 7/15/26  365 363
Tenneco, 5.125%, 4/15/29 (7) 285 283

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tenneco, 7.875%, 1/15/29 (7) 825 864
5,881
Broadcasting 4.8%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (7) 645 666
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (7) 480 500
Diamond Sports Group, 5.375%, 8/15/26 (7) 18 7
Diamond Sports Group, 6.625%, 8/15/27 (7) 155 36
iHeartCommunications, 8.375%, 5/1/27  1,163 1,214
Lamar Media, 4.875%, 1/15/29  165 165
Midas OpCo Holdings, 5.625%, 8/15/29 (7) 575 564
Nexstar Media, 5.625%, 7/15/27 (7) 200 204
Sirius XM Radio, 4.00%, 7/15/28 (7) 85 82
Sirius XM Radio, 5.50%, 7/1/29 (7) 120 123
Terrier Media Buyer, 8.875%, 12/15/27 (7) 460 473
Townsquare Media, 6.875%, 2/1/26 (7) 450 461
Univision Communications, 4.50%, 5/1/29 (7) 260 247
4,742
Building & Real Estate 1.2%
Brookfield Residential Properties, 5.00%, 6/15/29 (7) 190 178
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (7) 370 387
Howard Hughes, 4.125%, 2/1/29 (7) 220 209
Howard Hughes, 5.375%, 8/1/28 (7) 420 424
1,198
Building Products 0.2%
New Enterprise Stone & Lime, 5.25%, 7/15/28 (7) 200 195
195
Cable Operators 7.1%
Altice Financing, 5.00%, 1/15/28 (7) 345 312
Altice France, 5.125%, 7/15/29 (7) 335 303
Altice France, 5.50%, 10/15/29 (7) 470 431
Altice France Holding, 6.00%, 2/15/28 (7) 815 717
CCO Holdings, 4.50%, 8/15/30 (7) 405 389
CCO Holdings, 4.50%, 6/1/33 (7) 200 187
CCO Holdings, 4.75%, 3/1/30 (7) 260 254
CCO Holdings, 4.75%, 2/1/32 (7) 300 290
CCO Holdings, 5.00%, 2/1/28 (7) 333 334
CCO Holdings, 5.375%, 6/1/29 (7) 800 810
CSC Holdings, 6.50%, 2/1/29 (7) 745 750
CSC Holdings, 7.50%, 4/1/28 (7) 625 622
DISH DBS, 5.125%, 6/1/29  225 190
DISH DBS, 5.25%, 12/1/26 (7) 245 239
DISH DBS, 5.75%, 12/1/28 (7) 490 468
DISH DBS, 7.75%, 7/1/26  145 146
Netflix, 6.375%, 5/15/29  345 401

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
VTR Finance, 6.375%, 7/15/28 (7) 200 203
7,046
Chemicals 0.4%
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26 (7)(8) 145 146
Methanex, 5.125%, 10/15/27  82 83
Methanex, 5.25%, 12/15/29  120 122
Methanex, 5.65%, 12/1/44  108 101
452
Consumer Products 0.7%
Crocs, 4.25%, 3/15/29 (7) 380 334
Life Time, 5.75%, 1/15/26 (7) 158 157
Wolverine World Wide, 4.00%, 8/15/29 (7) 195 179
670
Container 0.8%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (7) 400 376
Trivium Packaging Finance, 5.50%, 8/15/26 (7) 200 203
Trivium Packaging Finance, 8.50%, 8/15/27 (7) 225 230
809
Energy 11.2%
Aethon United BR, 8.25%, 2/15/26 (7) 165 173
Archrock Partners, 6.25%, 4/1/28 (7) 145 145
Chesapeake Energy, 5.50%, 2/1/26 (7) 135 139
Chesapeake Energy, 5.875%, 2/1/29 (7) 150 154
Citgo Holding, 9.25%, 8/1/24 (7) 705 705
CITGO Petroleum, 7.00%, 6/15/25 (7) 180 180
Continental Resources, 5.75%, 1/15/31 (7) 230 255
CrownRock, 5.625%, 10/15/25 (7) 50 51
DCP Midstream Operating, 6.75%, 9/15/37 (7) 215 262
DCP Midstream Operating, 8.125%, 8/16/30  46 58
EQT, 5.00%, 1/15/29  70 74
EQT, STEP, 6.625%, 2/1/25  35 38
EQT, STEP, 7.50%, 2/1/30  270 322
Exterran Energy Solutions, 8.125%, 5/1/25  116 116
Gulfport Energy, 8.00%, 5/17/26 (7) 155 164
Hess, 7.30%, 8/15/31  500 630
Hess, 7.875%, 10/1/29  10 13
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (7) 630 644
NGL Energy Operating, 7.50%, 2/1/26 (7) 1,040 1,040
NuStar Logistics, 5.75%, 10/1/25  80 83
NuStar Logistics, 6.00%, 6/1/26  300 304
Occidental Petroleum, 6.625%, 9/1/30  265 307
Occidental Petroleum, 7.50%, 5/1/31  74 90
Occidental Petroleum, 7.875%, 9/15/31  45 56
Occidental Petroleum, 7.95%, 6/15/39  270 340

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Occidental Petroleum, 8.50%, 7/15/27  300 361
Occidental Petroleum, 8.875%, 7/15/30  820 1,057
Range Resources, 8.25%, 1/15/29  130 142
Rockcliff Energy II, 5.50%, 10/15/29 (7) 140 139
Solaris Midstream Holdings, 7.625%, 4/1/26 (7) 165 169
Southwestern Energy, 8.375%, 9/15/28  265 289
Tallgrass Energy Partners, 6.00%, 3/1/27 (7) 220 220
Tallgrass Energy Partners, 6.00%, 12/31/30 (7) 220 210
Tallgrass Energy Partners, 7.50%, 10/1/25 (7) 185 193
Targa Resources Partners, 4.00%, 1/15/32  395 390
Targa Resources Partners, 4.875%, 2/1/31 (7) 120 124
Targa Resources Partners, 5.50%, 3/1/30  80 85
Targa Resources Partners, 6.50%, 7/15/27  150 159
Targa Resources Partners, 6.875%, 1/15/29  260 283
Transocean Phoenix 2, 7.75%, 10/15/24 (7) 35 35
Transocean Pontus, 6.125%, 8/1/25 (7) 101 100
Transocean Proteus, 6.25%, 12/1/24 (7) 83 82
USA Compression Partners, 6.875%, 9/1/27  205 204
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (7) 225 221
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (7) 290 287
11,093
Entertainment & Leisure 3.3%
Carnival, 7.625%, 3/1/26 (7) 525 537
Carnival, 9.875%, 8/1/27 (7) 345 388
Cedar Fair, 5.25%, 7/15/29  180 179
Cedar Fair, 5.375%, 4/15/27  350 352
Cedar Fair, 6.50%, 10/1/28  605 623
Live Nation Entertainment, 4.75%, 10/15/27 (7) 170 167
NCL, 5.875%, 2/15/27 (7) 110 110
NCL, 7.75%, 2/15/29 (7) 105 108
Royal Caribbean Cruises, 5.50%, 8/31/26 (7) 230 226
Royal Caribbean Cruises, 5.50%, 4/1/28 (7) 170 166
Royal Caribbean Cruises, 9.125%, 6/15/23 (7) 20 21
Royal Caribbean Cruises, 10.875%, 6/1/23 (7) 105 112
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (7) 280 270
3,259
Financial 3.5%
Acrisure, 10.125%, 8/1/26 (7) 413 438
Advisor Group Holdings, 10.75%, 8/1/27 (7) 210 229
Alliant Holdings Intermediate, 6.75%, 10/15/27 (7) 265 259
AmWINS Group, 4.875%, 6/30/29 (7) 80 76
GTCR AP Finance, 8.00%, 5/15/27 (7) 85 85
Home Point Capital, 5.00%, 2/1/26 (7) 220 182
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (7) 200 182
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (7) 530 514

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Navient, 4.875%, 3/15/28  175 164
Navient, 5.50%, 3/15/29  775 730
Navient, 6.75%, 6/25/25  255 265
OneMain Finance, 5.375%, 11/15/29  150 150
OneMain Finance, 6.125%, 3/15/24  25 26
OneMain Finance, 6.875%, 3/15/25  155 165
3,465
Food 0.2%
Triton Water Holdings, 6.25%, 4/1/29 (7) 202 186
186
Foreign Govt & Muni (Excl Canadian) 0.4%
Petroleos Mexicanos, 6.625%, 6/15/35  400 363
363
Gaming 3.7%
Caesars Entertainment, 4.625%, 10/15/29 (7) 135 128
Caesars Entertainment, 8.125%, 7/1/27 (7) 700 752
CCM Merger, 6.375%, 5/1/26 (7) 120 123
International Game Technology, 6.25%, 1/15/27 (7) 620 659
International Game Technology, 6.50%, 2/15/25 (7) 400 422
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (7) 615 678
Scientific Games Holdings, 6.625%, 3/1/30 (7) 355 351
Scientific Games International, 7.00%, 5/15/28 (7) 65 67
Scientific Games International, 7.25%, 11/15/29 (7) 195 207
Scientific Games International, 8.625%, 7/1/25 (7) 130 137
Wynn Resorts Finance, 5.125%, 10/1/29 (7) 200 193
3,717
Health Care 6.3%
Avantor Funding, 4.625%, 7/15/28 (7) 215 217
Bausch Health, 7.25%, 5/30/29 (7) 516 450
Bausch Health Americas, 8.50%, 1/31/27 (7) 517 523
Cano Health, 6.25%, 10/1/28 (7) 180 166
Centene, 4.625%, 12/15/29  295 303
CHS, 5.25%, 5/15/30 (7) 275 267
CHS, 6.00%, 1/15/29 (7) 205 206
CHS, 6.875%, 4/1/28 (7) 180 167
CHS, 6.875%, 4/15/29 (7) 375 359
CHS, 8.00%, 12/15/27 (7) 200 211
Minerva Merger Sub, 6.50%, 2/15/30 (7) 425 408
Mozart Debt Merger, 5.25%, 10/1/29 (7) 840 800
Tenet Healthcare, 6.125%, 10/1/28 (7) 290 293
Tenet Healthcare, 6.875%, 11/15/31  290 309
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  240 231
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  245 235
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  1,075 1,123
6,268

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology 0.5%
Boxer Parent, 7.125%, 10/2/25 (7) 30 31
Condor Merger Sub, 7.375%, 2/15/30 (7) 200 192
Photo Holdings Merger Sub, 8.50%, 10/1/26 (7) 290 287
510
Lodging 0.4%
Hilton Domestic Operating, 4.875%, 1/15/30  180 185
Hilton Domestic Operating, 5.375%, 5/1/25 (7) 30 31
Hilton Domestic Operating, 5.75%, 5/1/28 (7) 165 172
388
Manufacturing 0.4%
Madison IAQ, 4.125%, 6/30/28 (7) 205 193
Madison IAQ, 5.875%, 6/30/29 (7) 115 104
Roller Bearing of America, 4.375%, 10/15/29 (7) 120 115
412
Metals & Mining 2.1%
Arconic, 6.125%, 2/15/28 (7) 225 230
Big River Steel, 6.625%, 1/31/29 (7) 184 192
Cleveland-Cliffs, 9.875%, 10/17/25 (7) 83 92
Freeport-McMoRan, 5.40%, 11/14/34  257 291
Freeport-McMoRan, 5.45%, 3/15/43  320 368
Hecla Mining, 7.25%, 2/15/28  300 314
Hudbay Minerals, 4.50%, 4/1/26 (7) 115 111
Hudbay Minerals, 6.125%, 4/1/29 (7) 120 123
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (7) 126 136
TMS International, 6.25%, 4/15/29 (7) 250 240
2,097
Real Estate Investment Trust Securities 0.1%
Service Properties Trust, 7.50%, 9/15/25  55 58
58
Restaurants 0.4%
Dave & Buster's, 7.625%, 11/1/25 (7) 220 231
Yum! Brands, 7.75%, 4/1/25 (7) 180 187
418
Retail 2.1%
Bath & Body Works, 6.625%, 10/1/30 (7) 315 340
Bath & Body Works, 6.75%, 7/1/36  110 120
Bath & Body Works, 6.95%, 3/1/33  115 121
Bath & Body Works, 7.50%, 6/15/29  70 77
Bath & Body Works, 9.375%, 7/1/25 (7) 150 176
PetSmart, 4.75%, 2/15/28 (7) 380 373
PetSmart, 7.75%, 2/15/29 (7) 580 606
Rent-A-Center, 6.375%, 2/15/29 (7) 285 272
2,085

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Services 3.8%
Albion Financing 1, 6.125%, 10/15/26 (7) 290 282
Albion Financing 2, 8.75%, 4/15/27 (7) 200 193
Allied Universal Holdco, 9.75%, 7/15/27 (7) 325 340
Clarivate Science Holdings, 4.875%, 7/1/29 (7) 200 188
eG Global Finance, 6.75%, 2/7/25 (7) 200 199
eG Global Finance, 8.50%, 10/30/25 (7) 200 202
GFL Environmental, 4.00%, 8/1/28 (7) 230 213
Presidio Holdings, 8.25%, 2/1/28 (7) 290 297
Prime Security Services Borrower, 5.75%, 4/15/26 (7) 185 190
Prime Security Services Borrower, 6.25%, 1/15/28 (7) 240 232
Ritchie Bros Holdings, 4.95%, 12/15/29 (CAD) (7) 115 89
Sabre GLBL, 7.375%, 9/1/25 (7) 65 67
Sabre GLBL, 9.25%, 4/15/25 (7) 215 241
TK Elevator U.S. Newco, 5.25%, 7/15/27 (7) 490 487
Vertical Holdco, 7.625%, 7/15/28 (7) 439 446
WASH Multifamily Acquisition, 5.75%, 4/15/26 (7) 165 165
3,831
Supermarkets 1.0%
Albertsons, 4.875%, 2/15/30 (7) 250 251
Albertsons, 5.875%, 2/15/28 (7) 305 316
Albertsons, 7.50%, 3/15/26 (7) 405 429
New Albertsons, 7.45%, 8/1/29  15 17
New Albertsons, 8.00%, 5/1/31  5 6
1,019
Transportation 0.4%
Watco, 6.50%, 6/15/27 (7) 370 374
374
Utilities 6.4%
Calpine, 5.00%, 2/1/31 (7) 295 272
Calpine, 5.125%, 3/15/28 (7) 400 385
NRG Energy, 5.25%, 6/15/29 (7) 190 194
NRG Energy, 5.75%, 1/15/28  315 322
PG&E, 5.00%, 7/1/28  213 211
PG&E, 5.25%, 7/1/30  330 328
Pike, 5.50%, 9/1/28 (7) 385 371
Vistra, VR, 7.00% (5)(7)(9) 2,020 2,000
Vistra, VR, 8.00% (5)(7)(9) 1,920 1,982
Vistra Operations, 4.375%, 5/1/29 (7) 325 315
6,380
Wireless Communications 1.2%
Sprint, 7.125%, 6/15/24  250 270
Sprint, 7.625%, 2/15/25  675 747

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sprint Capital, 6.875%, 11/15/28  170 201
1,218
Total Corporate Bonds (Cost $71,531) 71,163
MUNICIPAL SECURITIES 1.4%
Puerto Rico 1.4%
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/23 (4)(10) 125 118
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/25 (4)(10) 65 65
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (4)(10) 1,180 1,061
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.50%, 7/1/31 (4)(10) 135 134
Total Municipal Securities (Cost $1,209) 1,378
SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.6%
T. Rowe Price Government Reserve Fund, 0.12% (11)(12) 4,537 4,537
Total Short-Term Investments (Cost $4,537) 4,537
Total Investments in Securities 98.5%
(Cost $97,513) $ 97,965
Other Assets Less Liabilities 1.5% 1,464
Net Assets 100.0% $ 99,429
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) Perpetual security with no stated maturity date.

T. ROWE PRICE Credit Opportunities Fund

.
.
.
.
.
.
.
.
.
.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,457 and represents 1.5% of net assets.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$52,686 and represents 53.0% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Seven-day yield
(12) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GO General Obligation
OTC Over-the-counter
PIK Payment-in-kind
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S37, 5 Year Index,
12/20/26), Pay 5.00%
Quarterly, Receive upon
credit default, 3/16/22 @
0.99%* (USD) 1 1,495 (1)
Credit Suisse
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S37, 5 Year Index,
12/20/26), Pay 5.00%
Quarterly, Receive upon
credit default, 3/16/22 @
1.01%* (USD) 1 1,850 (1)
Total Options Written (Premiums $(9)) $ (2)
* Exercise Spread

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 65 3 (1) 4
Citibank, Protection Sold (Relevant Credit:
Royal Caribbean Cruises, B2*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 70 3 (2) 5
Total Bilateral Credit Default Swaps, Protection Sold (3) 9
Total Bilateral Swaps (3) 9
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 58 — (2) 2
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/25 96 (7) (6) (1)
Protection Sold (Relevant Credit:
Community Health  Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 216 (17) (7) (10)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (9)
Total Centrally Cleared Swaps (9)
Net payments (receipts) of variation margin to date 7
Variation margin receivable (payable) on centrally cleared swaps $ (2)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 5/20/22 USD 194 EUR 171 $ 3
State Street 4/22/22 USD 192 CAD 240 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 5

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 2,576  ¤  ¤ $ 4,537^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,537.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
17
T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Credit Opportunities Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Credit Opportunities Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 72,709 $ — $ 72,709
Bank Loans — 16,963 157 17,120
Common Stocks 780 — — 780
Convertible Preferred Stocks — 2,819 — 2,819
Short-Term Investments 4,537 — — 4,537
Total Securities 5,317 92,491 157 97,965
Swaps* — 8 — 8
Forward Currency Exchange
Contracts — 5 — 5
Total $ 5,317 $ 92,504 $ 157 $ 97,978
Liabilities
Options Written $ — $ 2 $ — $ 2
Swaps* — 11 — 11
Total $ — $ 13 $ — $ 13
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F105-054Q3 02/22